Equity-Accounted Investees - Interstate Blood Bank, Inc. (IBBI) (Details) € in Thousands, $ in Millions			12 Months Ended
	May 11, 2016 USD ($) item	May 11, 2016 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 11, 2016 EUR (€) item
Movement in the investments in equity-accounted investees
Balance at 1 January			€ 114,473	€ 226,905
Balance at 31 December			1,869,020	114,473
Interstated Blood Bank, Inc. Group
Disclosure of associates [line items]
Acquisitions	$ 100	€ 88,215
Purchase price for the remaining stakes | $	100
Price of option to purchase remaining stakes	$ 10				€ 9,007
Number of plasma collection centers | item	26				26
Number of blood donation centers | item	9				9
Number of laboratories | item	1				1
Movement in the investments in equity-accounted investees
Balance at 1 January			0	89,627
Transfers				(94,127)
Share of profit / (losses)				4,586
Share of other comprehensive income / translation differences				1,658
Collected dividends				(1,744)
Balance at 31 December				0
Interstate Blood Bank, Inc
Disclosure of associates [line items]
Ownership interest (as a percent)	49.19%	49.19%
Movement in the investments in equity-accounted investees
Balance at 1 January			0	29,595
Transfers				(31,453)
Share of profit / (losses)				6,853
Share of other comprehensive income / translation differences				(3,251)
Collected dividends				(1,744)
Balance at 31 December				0
Bio Blood Components Inc.
Disclosure of associates [line items]
Ownership interest (as a percent)	48.97%	48.97%
Movement in the investments in equity-accounted investees
Balance at 1 January			0	38,223
Transfers				(38,606)
Share of profit / (losses)				(2,543)
Share of other comprehensive income / translation differences				2,926
Balance at 31 December				0
Plasma Biological Services, LLC.
Disclosure of associates [line items]
Ownership interest (as a percent)	48.90%	48.90%
Movement in the investments in equity-accounted investees
Balance at 1 January			€ 0	21,809
Transfers				(24,068)
Share of profit / (losses)				276
Share of other comprehensive income / translation differences				1,983
Balance at 31 December				€ 0